Debt - Schedule of Future Payments on Sale-leaseback Financing Arrangements (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2026-2027	$ 13,510	$ 13,390
2027-2028	13,611	13,572
2028-2029	13,584	13,580
2029-2030	13,708	13,648
2030-2031	13,834	13,773
Thereafter	160,314	167,965
Total lease payments	228,561	235,928	$ 87,400	$ 158,600
Less: Imputed interest	(107,127)	(112,963)
Less: Origination costs	(2,326)	(2,431)
Present value of lease payments	$ 119,108	$ 120,534